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                                  UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    FORM 13F

                               Form 13F Cover Page

Report for the Calendar Year or Quarter Ended: December 31, 2010

Check here if Amendment [ ] Amendment Number : _________

This Amendment (Check only one.): [ ] is a restatement
                                  [ ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:    TBP Investments Management, LLC
Address: 260 Preston Commons West
         8117 Preston Road
         Dallas, Texas 75225

Form 13F File Number: 28-12876

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:  Robert L. Stillwell
Title: Manager
Phone: (214) 265-4165

Signature, Place, and Date of Signing:


/s/ Robert L. Stillwell                   Dallas, TX    February 14, 2011
-------------------------------------   -------------   -----------------
(Signature)                             (City, State)         (Date)

Report Type (Check only one.):

[ ] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[ ] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[X] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

List of Other Managers Reporting for this Manager:

1   28-10378   BP Capital Management, L.P.

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                              FORM 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:           0
Form 13F Information Table Entry Total:     25
Form 13F Information Table Value Total: 56,680 (thousands)

List of Other Included Managers:

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

NONE

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                           FORM 13F INFORMATION TABLE

         COLUMN 1               COLUMN 2    COLUMN 3 COLUMN 4     COLUMN 5      COLUMN 6  COLUMN 7       COLUMN 8
         --------            ------------- --------- -------- ---------------- ---------- -------- -------------------
                                                                                                    VOTING AUTHORITY
                                TITLE OF              VALUE   SHRS OR SH/ PUT/ INVESTMENT  OTHER   -------------------
      NAME OF ISSUER             CLASS       CUSIP   (X1000)  PRN AMT PRN CALL DISCRETION MANAGERS   SOLE  SHARED NONE
      --------------         ------------- --------- -------- ------- --- ---- ---------- -------- ------- ------ ----
A123 SYS INC                      COM      03739T108     334   35,000 SH  N/A  SOLE          --     35,000    0     0
BP PLC                       SPONSORED ADR 055622104  21,754  492,500 SH  N/A  SOLE          --    492,500    0     0
CHESAPEAKE ENERGY CORP            COM      165167107   1,041   40,162 SH  N/A  SOLE          --     40,162    0     0
CONSOL ENERGY INC                 COM      20854P109     185    3,800 SH  N/A  SOLE          --      3,800    0     0
DAWSON GEOPHYSICAL CO             COM      239359102     798   25,000 SH  N/A  SOLE          --     25,000    0     0
DEVON ENERGY CORP NEW             COM      25179M103     691    8,800 SH  N/A  SOLE          --      8,800    0     0
DYNEGY INC DEL                    COM      26817G300   2,593  461,300 SH  N/A  SOLE          --    461,300    0     0
EOG RES INC                       COM      26875P101   1,344   14,700 SH  N/A  SOLE          --     14,700    0     0
GASTAR EXPL LTD                 COM NEW    367299203     378   88,000 SH  N/A  SOLE          --     88,000    0     0
HALLIBURTON CO                    COM      406216101     167    4,096 SH  N/A  SOLE          --      4,096    0     0
MCMORAN EXPLORATION CO            COM      582411104     281   16,379 SH  N/A  SOLE          --     16,379    0     0
MURPHY OIL CORP                   COM      626717102     239    3,200 SH  N/A  SOLE          --      3,200    0     0
NATIONAL OILWELL VARCO INC        COM      637071101     807   12,000 SH  N/A  SOLE          --     12,000    0     0
NOBLE CORPORATION BAAR         NAMEN -AKT  H5833N103     215    6,000 SH  N/A  SOLE          --      6,000    0     0
OCCIDENTAL PETE CORP DEL          COM      674599105   8,682   88,500 SH  N/A  SOLE          --     88,500    0     0
OCEANEERING INTL INC              COM      675232102     368    5,000 SH  N/A  SOLE          --      5,000    0     0
PLAINS EXPL& PRODTN CO            COM      726505100     884   27,500 SH  N/A  SOLE          --     27,500    0     0
QEP RES INC                       COM      74733V100   1,416   39,000 SH  N/A  SOLE          --     39,000    0     0
SANDRIDGE ENERGY INC              COM      80007P307     792  108,252 SH  N/A  SOLE          --    108,252    0     0
SCHLUMBERGER LTD                  COM      806857108   8,350  100,000 SH  N/A  SOLE          --    100,000    0     0
SUNCOR ENERGY INC NEW             COM      867224107      91    2,386 SH  N/A  SOLE          --      2,386    0     0
TARGA RES CORP                    COM      87612G101   2,011   75,000 SH  N/A  SOLE          --     75,000    0     0
TRANSATLANTIC PETROLEUM LTD       SHS      G89982105      94   28,214 SH  N/A  SOLE          --     28,214    0     0
WEATHERFORD INTERNATIONAL LT      REG      H27013103   2,717  119,177 SH  N/A  SOLE          --    119,177    0     0
WILLIAMS CLAYTON ENERGY INC       COM      969490101     448    5,341 SH  N/A  SOLE          --      5,341    0     0